Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document And Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	MGE Energy, Inc.
Entity Central Index Key	0001161728